Accounting Policies and Estimates (Details)	12 Months Ended
Dec. 31, 2014
Leasehold improvements [Member]
Summary of estimated useful life of assets
Estimated useful lives of assets	5 years
Laboratory equipment [Member]
Summary of estimated useful life of assets
Estimated useful lives of assets	7 years
Furniture and fixtures [Member]
Summary of estimated useful life of assets
Estimated useful lives of assets	10 years
Computer equipment [Member]
Summary of estimated useful life of assets
Estimated useful lives of assets	3 years
Motor vehicles (used) [Member]
Summary of estimated useful life of assets
Estimated useful lives of assets	2 years